Cover	Aug. 08, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 08, 2024
Entity File Number	001-14784
Entity Registrant Name	Income Opportunity Realty Investors, Inc.
Entity Central Index Key	0000949961
Entity Tax Identification Number	75-2615944
Entity Incorporation, State or Country Code	NV
City Area Code	(469)
Local Phone Number	522-4200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	IOR
Security Exchange Name	NYSE